Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt comprises:

	December 31,
(In thousands of U.S. dollars)	2012	2013

Oseo ANVAR loans (a)	2,751	2,553
French Ministry of Research (b)	1,945	2,033
Acquisition liability contingent consideration (c)	24,063	37,991
Acquisition liability note (c)	5,713	10,405
Acquisition liability warrant consideration (c)	2,157	10,497
Deerfield Facility agreement (d)	-	12,492
Deerfield Royalty agreement (d)	-	4,590
Broadfin Facility agreement (e)		2,767
Broadfin Royalty agreement (e)	-	2,187
Total	36,629	85,515
Current portion	3,351	19,195
Long-term portion	33,278	66,320

(a) OSEO Anvar is an agency of the French government that provides financing to French companies for research and development. At December 31, 2012 and 2013, the Company had outstanding loans from Anvar of $2,751,000and $2,553,000, respectively for various programs. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Repayment is scheduled to occur from 2013 through 2019.

(b) In 2002, the Company received a loan of $464,000 from the French Ministry of Research on a research project (the “Proteozome” project) related to the development of new Medusa applications. Pursuant to the agreement, the Company is granted a loan equal to 50% of the total expenses incurred on this project over a three-year period beginning on January 2, 2002. The remainder of the advance of $1,707,000 was received in 2005. This loan is due for repayment in 2014. The loan is non-interest bearing and is repayable only in the event the research project is technically or commercially successful.

(c) The Acquisition liability relates to the acquisition by the Company through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC (see note 2 Business combinations). In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:

⋅	a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat;
⋅	two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and
⋅
a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.

(d) On February 4, 2013 the Company concluded a $15 million debt financing transaction (Facility Agreement) with Deerfield Management, a current shareholder. Subject to certain limitations, the Company may use the funds for working capital, including continued investment in its research and development projects.

(e) On December 3, 2013 the Company concluded with Broadfin Healthcare Master Fund, a current shareholder, a $15 million debt financing transaction (Facility Agreement) divided in 3 tranche of $5 million each, Under the terms of the Facility, upon closing Broadfin made an initial loan of $5.0 million and the Borrowers may request, at any time prior to August 15, 2014, up to two additional loans in the amount of $5.0 million each, with funding subject to certain specified conditions. Subject to certain limitations, the Company may use the funds for working capital, including continued investment in its research and development projects.

Schedule Of Fair Value Assumptions Of Warrant [Table Text Block]
The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions for each of the years indicated:

	2012	2013
Share price	$3.03	$8.05
Risk-free interest rate	0.77%	1.27%
Dividend yield	-	-
Expected volatility	53.75%	50.0%
Expected term	5.2 years	4.3 years

Schedule Of Long Term Debt Maturities [Table Text Block]
Total future payments on long-term debt for the next five years ending December 31 (assuming the underlying projects are commercially or technically successful for governmental research loans) are as follows:

(In thousands of U.S. dollars)	December 31,

2014	20,286
2015	27,802
2016	24,541
2017	21,340
2018	7,307

101,276